Other Long-term Assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Long-term Assets
Summary of other long-term assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2018	2019
	RMB
Copyrights, licenses and domain names	2,461,377	3,639,211
Long-term receivable	—	1,599,524
Staff housing loans	98,244	71,997
Non-current deposits	105,984	140,869
Others	264,464	215,009
	2,930,069	5,666,610